Note 9 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property Plant And Equipment [Table Text Block]
	December 31
	2021	2020
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	25,983	19,659
Furniture and fixtures	693	734
Leasehold improvements	2,999	2,335
Transportation equipment	903	784
Property leased to others	4,595	4,466
ROU assets	4,418	4,156
	48,167	40,710

Accumulated depreciation
Buildings	2,369	2,228
Equipment	17,919	16,724
Furniture and fixtures	623	668
Leasehold improvements	2,106	1,936
Transportation equipment	532	538
Property leased to others	693	621
ROU assets	1,604	1,244
	25,846	23,959

Equipment pending for inspection	1,290	515

Total	$23,611	$17,266